Subsequent Events	12 Months Ended
Dec. 31, 2018
Subsequent Events
19.	Subsequent Events

On March 4, 2019, the Company issued and sold an aggregate of 3,461,902 Class B ordinary shares to certain equity investment firms in a private placement transaction for an aggregate price of approximately US$11.1 million, or US$3.20 per share price.